Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 641,424,000.00
Previously Paid Amount	0.00
Total Fee Amount	88,580.65
Total Offset Amount	0.00
Net Fee	$ 88,580.65
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A